CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 $ / shares shares
Shares subject to possible redemption, par value (in dollars per share) | $ / shares	$ 0.00001
Outstanding shares	191,139,933
Preferred stock, par value | $ / shares	$ 0.00001
Preferred stock, shares authorized	4,305
Preferred stock, shares issued	2,961
Preferred stock, shares outstanding	2,961
Common stock, par value | $ / shares	$ 0.000001
Common stock, shares authorized	386,728,323
Common stock, shares issued	9,392,682
Star Peak Energy Transition Corp [Member]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Star Peak Energy Transition Corp [Member] | Class A common stock
Shares subject to possible redemption, par value (in dollars per share) | $ / shares	$ 0.0001
Outstanding shares	0
Shares subject to possible redemption, redemption value (in dollars per share) | $ / shares	$ 10.00
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	400,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Star Peak Energy Transition Corp [Member] | Common Class B
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	40,000,000
Common stock, shares issued	10,062,500
Common stock, shares outstanding	10,062,500
Star Peak Energy Transition Corp [Member] | Common Class B | Over-allotment
Maximum shares subject to forfeiture	1,312,500